UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24f-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form

1.   Name and address of issuer.
                        PAYDEN & RYGEL INVESTMENT GROUP
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                      [x]
3.   Investment Company Act File Number:
                                                                  811-6625
     Securities Act File Number:
                                                                 033-46973
4(a  Last day of fiscal year for which this Form is filed.
).
                                                          October 31, 2000
4(b  [ ]  Check box if this From is being filed late (i.e. more than 90
).   calendar days after the end of the issuer's fiscal year).  (See
     Instruction A.2)
     Note: If the form is being filed late, interest must be paid on the registration fee due.
4(c  [ ]  Check box if this is the last time the issuer will be filing
).   this Form.

5.   Calculation of registration fee:
     (i)  Aggregate sale price of securities sold during
     the fiscal year pursuant to section 24(f):           $16,516,006,249
     (ii)  Aggregate  price  of  securities  $16,451,476,949
     redeemed  or  repurchased  during  the
     fiscal year:
     (iii)  Aggregate price  of  securities  $0
     redeemed  or  repurchased  during  any
     prior  fiscal year ending  no  earlier
     than  October 11, 1995 that  were  not
     previously used to reduce registration
     fees payable to the Commission:
     (iv) Total available redemption credits [add Items -$16,451,476,949 5(ii) and 5(iii)]:
     (v) Net sales - if Item 5(i) is greater than Item $64,529,300 5(iv) [subtract Item 5(iv) from Item 5(i)]:
     (vi) Redemption credits available  for  $(            )
     use in future years - if Item 5(i)  is
     less  than  Item 5(iv) [subtract  Item
     5(iv) from Item 5(i)]:
     (vii)  Multiplier for determining registration  fee  x 0.000250
     (See Instruction C.9):
     (viii) Registration fee due [Multiply Item 5(v)  by  =$16,132.33
     Item 5(vii)] (enter "0" if no fee is due):
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                          +$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$16,132.33
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:
          [X]  Wire Transfer
          [   ]     Mail or other means
                                 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and
Title)*
                    Bradley Hersh, Vice President

Dat  December 27, 2000
e

   *  Please print the name and title of the signing officer below the signature.